Related Parties	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
RELATED PARTIES
NOTE 3 –	RELATED PARTIES

The employment expenses of the Company’s co-founders who each owns more than 5% of the Company’s Ordinary Shares: Asher Dahan (the Chairman of the Board of Directors (the “Board”) and the Chief Executive Officer (“CEO”) of the Company), Guy Wagner (President, Director and Chief Scientific Officer of the Company) and Leeor Langer (the Chief Technology Officer of the Company), for the six months ended June 30, 2024 and 2023 amounted to $154 thousand and $158 thousand, respectively. Starting from September 2022, their monthly salaries were NIS 70 thousand (approximately $19 thousand, plus social benefits and leased car).